Lease liabilities - Amounts recognized in statement of cashflows (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Cash outflow from financing activities
Payment for lease liabilities	$ 3,684
Total cash outflow for leases	$ 3,684